Average Annual Total Returns - SA Janus Focused Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	39.00%	19.73%	15.02%	38.79%	19.56%	14.85%	38.59%	19.42%	14.73%	38.49%	21.00%	17.21%